CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2015 USD ($)
Cash flows from operating activities
Net income	$ 469
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	10,377
Amortization of intangibles	31,032
Amortization of financing costs	2,072
Loss/(gain) on sale or disposal of assets	2
Accretion of contract rights	2,104
Provision for bad debts	2,266
Loss on early extinguishment of debt	0
Stock-based compensation	1,793
Other non-cash items	231
Amortization & depreciation	31,032
Changes in operating assets and liabilities:
Trade and other receivables	(4,716)
Settlement receivables	13,208
Inventory	4,155
Prepaid and other assets	(547)
Deferred income taxes	1,769
Settlement liabilities	22,765
Other current liabilities	9,213
Net cash provided by operating activities	85,816
Cash flows from investing activities
Capital expenditures	(12,616)
Proceeds from sale of fixed assets	1
Advances under development agreements	(1,255)
Repayments under development agreements	1,217
Changes in restricted cash and cash equivalents	59
Net cash provided by (used in) investing activities	(12,594)
Cash flows from financing activities
Repayments of credit facility	(17,500)
Debt issuance costs	(252)
Proceeds from exercise of stock options	1,048
Purchase of treasury stock	(20)
Net cash used in financing activities	(16,724)
Effect of exchange rates on cash	(580)
Cash and cash equivalents
Net increase for the period	55,918
Balance, beginning of the period	89,095
Balance, end of the period	145,013
Supplemental cash disclosures
Cash paid for interest	13,162
Cash paid for income tax, net of refunds	712
Supplemental non-cash disclosures
Accrued and unpaid capital expenditures	1,173
Non-cash activities
Transfer of leased gaming equipment to inventory	$ 1,395